Borrowings	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Borrowings
31 Borrowings

	2023	2022

Capital funding	763	1,245

Operational funding	1,593	2,806

On December 31	2,356	4,051

Current	32	1,150

Non-current	2,325	2,901

On December 31	2,356	4,051

Fair value of borrowings	2,459	4,114
Aegon’s borrowings are defined separately as capital funding and operational funding. Capital funding includes debt securities that are issued for general corporate purposes and for capitalizing its business units. Capital funding is part of the Company’s total capitalization that is used for financing its subsidiaries and the cash held at the holding company. Operational funding includes debt securities that are issued for financing of dedicated pools of assets. These assets are either legally segregated or tracked as separate portfolios.
The difference between the contractually required payment at maturity date and the carrying amount of the borrowings amounted to EUR 6 million positive (2022: EUR 7 million positive).
Capital funding
A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2023	2022

EUR 500 million Senior Unsecured Notes	1.000%	December 8	2016 / 23	-	499

GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	287	281

GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually, December 16	2009 / 39	457	446

Other				18	19

On December 31				763	1,245
During 2023, the EUR 500 million senior unsecured notes with a coupon rate of 1% was redeemed.
These loans are considered senior debt in calculating financial leverage in note 37 Capital management and solvency.
Operational funding
During 2023, the operational funding decreased by EUR 1.2 billion mainly due to the partial redemption of the FHLB borrowing.

	Coupon rate	Coupon date	Issue / Maturity	2023	2022

FHLB Secured borrowings 1)	Floating	Quarterly	2021 / 24	1,562	2,806

North Westerly VI Note 1)	Floating	Quarterly	2020 / 32	15	-

North Westerly VII Note 1)	Floating	Quarterly	2021 / 34	16	-

On December 31				1,593	2,806

1	Issued by a subsidiary of Aegon Ltd.
Other

Undrawn committed borrowing facilities:	2023	2022

Floating-rate

- Expiring beyond one year	2,623	3,435

On December 31	2,623	3,435
There were no defaults or breaches of conditions during the period.